INTANGIBLE ASSETS—NET	12 Months Ended
Dec. 31, 2022
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
INTANGIBLE ASSETS—NET
5.	INTANGIBLE ASSETS—NET
Intangible assets—net, consist of the following:

	2022	2021
Software	$241,664	$226,664
Less: accumulated amortization	92,731	12,593

Intangible assets—net	$148,933	$214,071

Amortization expense for the year ended December 31, 2022 and 2021 amounted to $80,138 and $12,593, respectively, and has been included in cost of
s
ales.